UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH AND TAX STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2009

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2009




















                                                                      (Form N-Q)

48472 -0409                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA GROWTH AND TAX STRATEGY FUND
February 28, 2009 (unaudited)

     PRINCIPAL                                                                                     MARKET
        AMOUNT                                            COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
 ---------------------------------------------------------------------------------------------------------


               TAX-EXEMPT SECURITIES (59.9%)

               TAX-EXEMPT BONDS (59.0%)
               ARIZONA (1.4%)
$        2,250 Univ. Medical Center Corp.                   5.00%         7/01/2035         $       1,629
                                                                                          ---------------
               ARKANSAS (1.9%)
         2,500 Conway Health Facilities Board               6.40          8/01/2029                 2,284
                                                                                          ---------------
               CALIFORNIA (0.7%)
         4,435 West Contra Costa USD (INS)                  5.05 (a)      8/01/2034                   866
                                                                                          ---------------
               COLORADO (0.3%)
           500 Univ. of Colorado Hospital Auth.             5.00         11/15/2037                   360
                                                                                          ---------------
               CONNECTICUT (2.8%)
         6,000 Mashantucket (Western) Pequot Tribe (b)      5.75          9/01/2027                 3,365
                                                                                          ---------------
               FLORIDA (2.5%)
         3,000 Orlando (INS)                                5.13         11/01/2027                 3,013
                                                                                          ---------------
               HAWAII (0.9%)
         1,000 State (INS)                                  5.25          9/01/2019                 1,093
                                                                                          ---------------
               INDIANA (4.2%)
         1,250 Finance Auth.                                5.38         11/01/2032                 1,151
           550 Health and Educational Facility Financing
                    Auth.                                   5.25          2/15/2036                   409
         1,000 Health and Educational Facility Financing
                    Auth.                                   5.00          2/15/2039                   722
         3,000       Rockport (INS)                         4.63          6/01/2025                 2,673
                                                                                          ---------------
                                                                                                    4,955
                                                                                          ---------------
               KENTUCKY (0.9%)
         1,000 Economic Dev. Finance Auth. (INS)            6.00         12/01/2033                 1,025
                                                                                          ---------------
               LOUISIANA (1.3%)
         1,075 Local Government Environmental Facilities
                    and Community Dev. Auth. (INS)          6.55          9/01/2025                   837
         1,000 Parish of St. John the Baptist               5.13          6/01/2037                   738
                                                                                          ---------------
                                                                                                    1,575
                                                                                          ---------------
               MAINE (0.5%)
           595 Health and Higher Educational Facilities
                    Auth. (INS)                             5.75          7/01/2030                   604
                                                                                          ---------------

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1   |  USAA Growth and Tax Strategy Fund

================================================================================


     PRINCIPAL                                                                                     MARKET
        AMOUNT                                            COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
 ---------------------------------------------------------------------------------------------------------
               MICHIGAN (8.0%)
$        3,500 Detroit Sewage Disposal (INS)(PRE)           5.75%         7/01/2026         $       3,682
         3,000 Hospital Finance Auth. (INS)                 5.00         11/15/2026                 2,522
         4,000 Hospital Finance Auth.                       6.25         10/01/2027                 3,354
                                                                                          ---------------
                                                                                                    9,558
                                                                                          ---------------
               MISSOURI (0.9%)
         1,500 Health and Educational Facility Financing
                    Auth.                                   5.38          2/01/2035                 1,070
                                                                                          ---------------
               NEW JERSEY (2.3%)
         2,000 EDA                                          5.00          9/01/2033                 1,953
         1,000 Middlesex County Improvement Auth.           5.00          8/15/2023                   828
                                                                                          ---------------
                                                                                                    2,781
                                                                                          ---------------
               NEW MEXICO (0.5%)
         1,000 Farmington                                   4.88          4/01/2033                   601
                                                                                          ---------------
               NEW YORK (10.1%)
         1,000 Dormitory Auth. (INS)                        4.70          2/15/2035                   862
         1,000 Environmental Facilities Corp.               5.00          6/15/2025                 1,025
         3,000 MTA                                          5.00         11/15/2030                 2,922
           295 New York City                                6.00          5/15/2020                   302
         2,000 New York City                                5.25          8/15/2023                 2,023
         1,500 New York City Housing Dev. Corp. (INS)       5.00          7/01/2025                 1,470
         1,500 New York City Municipal Water Finance
                    Auth.                                   5.00          6/15/2037                 1,462
         8,455 Oneida County IDA (INS)                      4.65 (a)      7/01/2035                 1,985
                                                                                          ---------------
                                                                                                   12,051
                                                                                          ---------------
               NORTH CAROLINA (1.0%)
         1,000 Charlotte-Mecklenberg Hospital Auth.
                    (PRE)                                   4.88          1/15/2032                 1,140
                                                                                          ---------------
               RHODE ISLAND (0.2%)
           205 Housing and Mortgage Finance Corp.           6.85         10/01/2024                   205
                                                                                          ---------------
               TENNESSEE (0.2%)
         2,000 Knox County Health, Educational and
                    Housing Facilities Board                5.01 (a)      1/01/2035                   245
                                                                                          ---------------
               TEXAS (15.6%)
         3,000 El Paso (INS)                                4.75          8/15/2033                 2,838
         2,000 Hidalgo County Health Services Corp.         5.00          8/15/2026                 1,408
         4,000 Houston Utility Systems (INS)                5.13          5/15/2028                 4,008
         5,675 Lewisville (INS)                             5.80          9/01/2025                 4,339
         1,500 Manor ISD (NBGA)                             5.00          8/01/2037                 1,501
         2,000 Pflugerville (INS)                           5.00          8/01/2028                 1,961
         1,500 Public Finance Auth. (INS)                   5.00          2/15/2036                   867
         1,000 San Leanna Education Facilities Corp.        4.75          6/01/2032                   654
         1,000 Transportation Commission                    4.50          4/01/2033                   930
                                                                                          ---------------
                                                                                                   18,506
                                                                                          ---------------
               WASHINGTON (1.8%)
         1,500 Economic Dev. Finance Auth. (INS)            5.00          6/01/2038                 1,446
         1,000 Vancouver Downtown Redevelopment Auth.
                    (INS)                                   5.00          1/01/2023                   723
                                                                                          ---------------
                                                                                                    2,169
                                                                                          ---------------


================================================================================
                                                 Portfolio of Investments  |   2

================================================================================

     PRINCIPAL                                                                                     MARKET
        AMOUNT                                            COUPON                                    VALUE
         (000) SECURITY                                     RATE           MATURITY                 (000)
 ---------------------------------------------------------------------------------------------------------
               WEST VIRGINIA (1.0%)
$        1,500 Pleasants County                             5.25%        10/15/2037         $       1,129
                                                                                          ---------------
               Total Tax-Exempt Bonds (cost: $81,516)                                              70,224
                                                                                          ---------------

               TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.9%)

               VARIABLE-RATE DEMAND NOTES (0.8%)

               NEBRASKA (0.8%)
           910 Elementary and Secondary School Finance
                    Auth. (LOC - Fifth Third Bank)          2.55          9/01/2029                   910
                                                                                          ---------------
                                                                                                      910
                                                                                          ---------------

        NUMBER
     OF SHARES
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.1%)
       129,295 SSgA Tax Free Money Market Fund, 0.64% (c)                                             129
                                                                                          ---------------
               Total Tax-Exempt Money Market Instruments (cost: $1,039)                             1,039
                                                                                          ---------------
               Total Tax-exempt Securities
               (cost: $82,555)                                                                     71,263
                                                                                          ---------------



 ----------------------------------------------------------------------------------------------------------

               BLUE CHIP STOCKS (39.1%)

               CONSUMER DISCRETIONARY (3.4%)
               -----------------------------
               ADVERTISING (0.1%)
         1,350 Interpublic Group of Companies, Inc. *                                                   5
         2,260 Omnicom Group, Inc.                                                                     55
                                                                                          ---------------
                                                                                                       60
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
         2,380 Coach, Inc. *                                                                           33
           720 Jones Apparel Group, Inc.                                                                2
           480 Polo Ralph Lauren Corp.                                                                 17
           800 VF Corp.                                                                                41
                                                                                          ---------------
                                                                                                       93
                                                                                          ---------------
               APPAREL RETAIL (0.1%)
           750 Abercrombie & Fitch Co. "A"                                                             16
         2,290 Gap, Inc.                                                                               25
         1,450 Limited Brands, Inc.                                                                    11
         3,010 TJX Companies, Inc.                                                                     67
                                                                                          ---------------
                                                                                                      119
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
         4,920 Johnson Controls, Inc.                                                                  56
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.0%)
        20,501 Ford Motor Co. *                                                                        41
         5,240 General Motors Corp.                                                                    12
                                                                                          ---------------
                                                                                                       53
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.0%)
           920 AutoNation, Inc. *                                                                       9


================================================================================
3   |  USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
           300 AutoZone, Inc. *                                                             $          43
                                                                                          ---------------
                                                                                                       52
                                                                                          ---------------
               BROADCASTING (0.0%)
         5,840 CBS Corp. "B"                                                                           25
                                                                                          ---------------

                                                                                          ---------------
               CABLE & SATELLITE (0.3%)
        22,302 Comcast Corp. "A"                                                                      292
         3,420 DIRECTV Group, Inc. *                                                                   68
           760 Scripps Networks Interactive "A"                                                        15
                                                                                          ---------------
                                                                                                      375
                                                                                          ---------------
               CASINOS & GAMING (0.0%)
         2,520 International Game Technology                                                           22
           520 Wynn Resorts Ltd. *                                                                     11
                                                                                          ---------------
                                                                                                       33
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.1%)
         2,800 Best Buy Co., Inc.                                                                      80
         1,410 GameStop Corp. "A" *                                                                    38
           100 RadioShack Corp.                                                                         1
                                                                                          ---------------
                                                                                                      119
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.0%)
           510 Harman International Industries, Inc.                                                    5
                                                                                          ---------------
               DEPARTMENT STORES (0.1%)
         1,900 J.C. Penney Co., Inc.                                                                   29
         2,210 Kohl's Corp. *                                                                          78
         3,590 Macy's, Inc.                                                                            28
         1,370 Nordstrom, Inc.                                                                         19
           470 Sears Holdings Corp. *                                                                  17
                                                                                          ---------------
                                                                                                      171
                                                                                          ---------------
               DISTRIBUTORS (0.0%)
         1,160 Genuine Parts Co.                                                                       33
                                                                                          ---------------
               EDUCATION SERVICES (0.1%)
           980 Apollo Group, Inc. "A" *                                                                71
                                                                                          ---------------
               FOOTWEAR (0.1%)
         2,810 NIKE, Inc. "B"                                                                         117
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.2%)
           790 Big Lots, Inc. *                                                                        12
         1,230 Family Dollar Stores, Inc.                                                              34
         5,530 Target Corp.                                                                           157
                                                                                          ---------------
                                                                                                      203
                                                                                          ---------------
               HOME FURNISHINGS (0.0%)
         1,460 Leggett & Platt, Inc.                                                                   17
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.4%)
        12,980 Home Depot, Inc.                                                                       271
        10,370 Lowe's Companies, Inc.                                                                 164
           710 Sherwin-Williams Co.                                                                    33
                                                                                          ---------------
                                                                                                      468
                                                                                          ---------------
               HOMEBUILDING (0.1%)
         1,040 Centex Corp.                                                                             6
         2,350 D.R. Horton, Inc.                                                                       20
           650 KB Home                                                                                  6
         1,190 Lennar Corp. "A"                                                                         8
         1,840 Pulte Homes, Inc.                                                                       17
                                                                                          ---------------
                                                                                                       57
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |   4

================================================================================


                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------<

               HOMEFURNISHING RETAIL (0.0%)
         2,070 Bed Bath & Beyond, Inc. *                                                    $          44
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
         2,490 Carnival Corp.                                                                          49
           350 Marriott International, Inc. "A"                                                         5
         1,570 Starwood Hotels and Resorts Worldwide, Inc.                                             18
         1,500 Wyndham Worldwide Corp.                                                                  5
                                                                                          ---------------
                                                                                                       77
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.0%)
           505 Snap-On, Inc.                                                                           12
           680 Stanley Works                                                                           18
           620 Whirlpool Corp.                                                                         14
                                                                                          ---------------
                                                                                                       44
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.0%)
         1,280 Fortune Brands, Inc.                                                                    31
         2,370 Newell Rubbermaid, Inc.                                                                 13
                                                                                          ---------------
                                                                                                       44
                                                                                          ---------------
               INTERNET RETAIL (0.1%)
         2,370 Amazon.com, Inc. *                                                                     154
         1,800 Expedia, Inc. *                                                                         14
                                                                                          ---------------
                                                                                                      168
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
         1,450 Hasbro, Inc.                                                                            33
         3,390 Mattel, Inc.                                                                            40
                                                                                          ---------------
                                                                                                       73
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (0.0%)
         2,000 Harley-Davidson, Inc.                                                                   20
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.5%)
        15,100 News Corp. "A"                                                                          84
        28,630 Time Warner, Inc.                                                                      218
         5,100 Viacom, Inc. "B" *                                                                      79
        13,445 Walt Disney Co.                                                                        225
                                                                                          ---------------
                                                                                                      606
                                                                                          ---------------
               PHOTOGRAPHIC PRODUCTS (0.0%)
         2,300 Eastman Kodak Co.                                                                        7
                                                                                          ---------------
               PUBLISHING (0.1%)
         1,960 Gannett Co., Inc.                                                                        6
         2,290 McGraw-Hill Companies, Inc.                                                             45
           300 Meredith Corp.                                                                           4
            50 Washington Post Co. "B"                                                                 18
                                                                                          ---------------
                                                                                                       73
                                                                                          ---------------
               RESTAURANTS (0.5%)
         1,240 Darden Restaurants, Inc.                                                                34
         7,930 McDonald's Corp.                                                                       414
         6,180 Starbucks Corp. *                                                                       57
         3,350 Yum! Brands, Inc.                                                                       88
                                                                                          ---------------
                                                                                                      593
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.1%)
         2,830 H&R Block, Inc.                                                                         54
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
         2,330 Office Depot, Inc. *                                                                     2
         5,180 Staples, Inc.                                                                           83
         1,170 Tiffany & Co.                                                                           22
                                                                                          ---------------
                                                                                                      107
                                                                                          ---------------


================================================================================
5   |  USAA Growth and Tax Strategy Fund

================================================================================


                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------<
               TIRES & RUBBER (0.0%)
         2,040 Goodyear Tire & Rubber Co. *                                                 $           9
                                                                                          ---------------
               Total Consumer Discretionary                                                         4,046
                                                                                          ---------------

               CONSUMER STAPLES (5.1%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
         5,330 Archer-Daniels-Midland Co.                                                             142
                                                                                          ---------------
               BREWERS (0.0%)
           920 Molson Coors Brewing Co. "B"                                                            32
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.0%)
           400 Brown-Forman Corp. "B"                                                                  17
         1,640 Constellation Brands, Inc. "A" *                                                        22
                                                                                          ---------------
                                                                                                       39
                                                                                          ---------------
               DRUG RETAIL (0.4%)
        10,912 CVS Caremark Corp.                                                                     281
         6,160 Walgreen Co.                                                                           147
                                                                                          ---------------
                                                                                                      428
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.1%)
         4,780 Sysco Corp.                                                                            103
                                                                                          ---------------
               FOOD RETAIL (0.2%)
         4,700 Kroger Co.                                                                              97
         3,110 Safeway, Inc.                                                                           57
         1,530 SUPERVALU, Inc.                                                                         24
         1,200 Whole Foods Market, Inc.                                                                15
                                                                                          ---------------
                                                                                                      193
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (1.2%)
         1,300 Clorox Co.                                                                              63
         3,610 Colgate-Palmolive Co.                                                                  217
         3,010 Kimberly-Clark Corp.                                                                   142
        21,073 Procter & Gamble Co.                                                                 1,015
                                                                                          ---------------
                                                                                                    1,437
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.7%)
         2,220 Costco Wholesale Corp.                                                                  94
        15,880 Wal-Mart Stores, Inc.                                                                  782
                                                                                          ---------------
                                                                                                      876
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.6%)
         1,310 Campbell Soup Co.                                                                       35
         3,840 ConAgra Foods, Inc.                                                                     58
         1,340 Dean Foods Co. *                                                                        27
         2,300 General Mills, Inc.                                                                    121
         2,125 H.J. Heinz Co.                                                                          69
           910 Hershey Co.                                                                             31
           828 J.M. Smucker Co.                                                                        31
           750 Kellogg Co.                                                                             29
        11,410 Kraft Foods, Inc. "A"                                                                  260
         1,120 McCormick & Co., Inc.                                                                   35
         3,150 Sara Lee Corp.                                                                          24
         2,380 Tyson Foods, Inc. "A"                                                                   20
                                                                                          ---------------
                                                                                                      740
                                                                                          ---------------
               PERSONAL PRODUCTS (0.1%)
         3,050 Avon Products, Inc.                                                                     54
         1,100 Estee Lauder Companies, Inc. "A"                                                        25
                                                                                          ---------------
                                                                                                       79
                                                                                          ---------------
               SOFT DRINKS (1.0%)
        14,920 Coca-Cola Co.                                                                          610


================================================================================
                                                 Portfolio of Investments  |   6

================================================================================


                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------<
         2,700 Coca-Cola Enterprises, Inc.                                                  $          31
         2,150 Dr. Pepper Snapple Group, Inc. *                                                        30
         1,150 Pepsi Bottling Group, Inc.                                                              21
        10,630 PepsiCo, Inc.                                                                          512
                                                                                          ---------------
                                                                                                    1,204
                                                                                          ---------------
               TOBACCO (0.7%)
        14,950 Altria Group, Inc.                                                                     231
         1,225 Lorillard, Inc.                                                                         71
        13,800 Philip Morris International, Inc.                                                      462
         1,400 Reynolds American, Inc.                                                                 47
                                                                                          ---------------
                                                                                                      811
                                                                                          ---------------
               Total Consumer Staples                                                               6,084
                                                                                          ---------------

               ENERGY (5.4%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
         1,020 CONSOL Energy, Inc.                                                                     28
           720 Massey Energy Co.                                                                        8
         1,610 Peabody Energy Corp.                                                                    38
                                                                                          ---------------
                                                                                                       74
                                                                                          ---------------
               INTEGRATED OIL & GAS (3.7%)
        14,550 Chevron Corp.                                                                          883
        11,190 ConocoPhillips                                                                         418
        37,230 Exxon Mobil Corp.                                                                    2,528
         2,240 Hess Corp.                                                                             123
         5,400 Marathon Oil Corp.                                                                     126
         1,050 Murphy Oil Corp.                                                                        44
         6,250 Occidental Petroleum Corp.                                                             324
                                                                                          ---------------
                                                                                                    4,446
                                                                                          ---------------
               OIL & GAS DRILLING (0.1%)
           600 ENSCO International, Inc.                                                               15
         2,180 Nabors Industries Ltd. *                                                                21
         1,380 Noble Corp.                                                                             34
           960 Rowan Companies, Inc.                                                                   12
                                                                                          ---------------
                                                                                                       82
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.6%)
         2,227 Baker Hughes, Inc.                                                                      65
         2,500 BJ Services Co.                                                                         24
         1,400 Cameron International Corp. *                                                           27
         6,500 Halliburton Co.                                                                        106
         3,080 National-Oilwell Varco, Inc. *                                                          82
         8,700 Schlumberger Ltd.                                                                      331
         1,620 Smith International, Inc.                                                               35
         4,940 Weatherford International Ltd. *                                                        53
                                                                                          ---------------
                                                                                                      723
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
         3,330 Anadarko Petroleum Corp.                                                               116
         2,420 Apache Corp.                                                                           143
           700 Cabot Oil & Gas Corp. "A"                                                               14
         3,410 Chesapeake Energy Corp.                                                                 53
         3,310 Devon Energy Corp.                                                                     145
         1,820 EOG Resources, Inc.                                                                     91
         1,010 Noble Energy, Inc.                                                                      46
         1,020 Pioneer Natural Resources Co.                                                           15
         1,120 Range Resources Corp.                                                                   40
         2,450 Southwestern Energy Co. *                                                               71
         3,962 XTO Energy, Inc.                                                                       125
                                                                                          ---------------
                                                                                                      859
                                                                                          ---------------


================================================================================
7   |  USAA Growth and Tax Strategy Fund

================================================================================


                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------<
               OIL & GAS REFINING & MARKETING (0.1%)
           970 Sunoco, Inc.                                                                 $          33
         1,150 Tesoro Corp.                                                                            17
         3,980 Valero Energy Corp.                                                                     77
                                                                                          ---------------
                                                                                                      127
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
         5,625 El Paso Corp.                                                                           38
         3,020 Spectra Energy Corp.                                                                    39
         4,870 Williams Companies, Inc.                                                                55
                                                                                          ---------------
                                                                                                      132
                                                                                          ---------------
               Total Energy                                                                         6,443
                                                                                          ---------------

               FINANCIALS (3.9%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
         1,770 American Capital Ltd.                                                                    2
         1,835 Ameriprise Financial, Inc.                                                              29
         9,485 Bank of New York Mellon Corp.                                                          210
           770 Federated Investors, Inc. "B"                                                           15
         1,300 Franklin Resources, Inc.                                                                60
         3,300 Invesco Ltd. ADR                                                                        38
         1,360 Janus Capital Group, Inc.                                                                6
         1,220 Legg Mason, Inc.                                                                        16
         1,420 Northern Trust Corp. (d)                                                                79
         3,410 State Street Corp.                                                                      86
         2,210 T. Rowe Price Group, Inc.                                                               50
                                                                                          ---------------
                                                                                                      591
                                                                                          ---------------
               CONSUMER FINANCE (0.1%)
         9,400 American Express Co.                                                                   113
         1,070 Capital One Financial Corp.                                                             13
         4,110 Discover Financial Services                                                             24
         2,210 SLM Corp. *                                                                             10
                                                                                          ---------------
                                                                                                      160
                                                                                          ---------------
               DIVERSIFIED BANKS (0.5%)
         1,497 Banco Santander, S.A. ADR                                                                9
         1,020 Comerica, Inc.                                                                          15
        14,520 U.S. Bancorp                                                                           208
        28,590 Wells Fargo & Co.                                                                      346
                                                                                          ---------------
                                                                                                      578
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
         1,830 CB Richard Ellis Group, Inc. "A" *                                                       5
                                                                                          ---------------
               INSURANCE BROKERS (0.1%)
         1,990 Aon Corp.                                                                               76
         3,670 Marsh & McLennan Companies, Inc.                                                        66
                                                                                          ---------------
                                                                                                      142
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.5%)
         7,570 Charles Schwab Corp.                                                                    96
         4,820 E*TRADE Financial Corp. *                                                                4
         3,330 Goldman Sachs Group, Inc.                                                              303
         8,220 Morgan Stanley                                                                         161
                                                                                          ---------------
                                                                                                      564
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.2%)
         2,600 AFLAC, Inc.                                                                             43
         2,199 Lincoln National Corp.                                                                  19
         6,490 MetLife, Inc.                                                                          120
         1,270 Principal Financial Group, Inc.                                                         10
         3,635 Prudential Financial, Inc.                                                              60
           225 Torchmark Corp.                                                                          5


================================================================================
                                                 Portfolio of Investments  |   8

================================================================================


                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------<
         2,950 Unum Group                                                                   $          30
                                                                                          ---------------
                                                                                                      287
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
        22,850 American International Group, Inc.                                                      10
           320 Assurant, Inc.                                                                           7
         3,680 Genworth Financial, Inc. "A"                                                             4
         2,570 Hartford Financial Services Group, Inc.                                                 16
         3,096 Loews Corp.                                                                             61
                                                                                          ---------------
                                                                                                       98
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.0%)
         1,510 Leucadia National Corp. *                                                               22
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
        39,133 Bank of America Corp.                                                                  155
        26,920 Citigroup, Inc.                                                                         40
        28,259 JPMorgan Chase & Co.                                                                   646
                                                                                          ---------------
                                                                                                      841
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
         4,600 Allstate Corp.                                                                          78
         2,030 Chubb Corp.                                                                             79
         1,370 Cincinnati Financial Corp.                                                              28
         1,780 MBIA, Inc. *                                                                             5
         5,800 Progressive Corp. *                                                                     67
         4,240 Travelers Companies, Inc.                                                              153
         2,830 XL Capital Ltd. "A"                                                                      9
                                                                                          ---------------
                                                                                                      419
                                                                                          ---------------
               REGIONAL BANKS (0.2%)
         4,580 BB&T Corp.                                                                              74
         4,960 Fifth Third Bancorp                                                                     10
         1,647 First Horizon National Corp.                                                            15
         4,070 KeyCorp                                                                                 29
           640 M&T Bank Corp.                                                                          23
         3,675 PNC Financial Services Group, Inc.                                                     101
                                                                                          ---------------
                                                                                                      252
                                                                                          ---------------
               REITS - DIVERSIFIED (0.0%)
         1,170 Vornado Realty Trust                                                                    38
                                                                                          ---------------
               REITS - INDUSTRIAL (0.0%)
         2,225 ProLogis                                                                                13
                                                                                          ---------------
               REITS - OFFICE (0.0%)
           380 Boston Properties, Inc.                                                                 14
                                                                                          ---------------
               REITS - RESIDENTIAL (0.1%)
           838 Apartment Investment & Management Co. "A"                                                4
           670 AvalonBay Communities, Inc.                                                             29
         2,335 Equity Residential Properties Trust                                                     41
                                                                                          ---------------
                                                                                                       74
                                                                                          ---------------
               REITS - RETAIL (0.1%)
         1,030 Developers Diversified Realty Corp.                                                      3
         1,920 Kimco Realty Corp.                                                                      17
         1,650 Simon Property Group, Inc.                                                              54
                                                                                          ---------------
                                                                                                       74
                                                                                          ---------------
               REITS - SPECIALIZED (0.1%)
         1,580 HCP, Inc.                                                                               29
           940 Health Care REIT, Inc.                                                                  29
         2,970 Host Hotels & Resorts, Inc.                                                             11
         1,440 Plum Creek Timber Co., Inc.                                                             38


================================================================================
9   |  USAA Growth and Tax Strategy Fund

================================================================================


                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------<
         1,055 Public Storage                                                               $          58
                                                                                          ---------------
                                                                                                      165
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
         3,340 CIT Group, Inc.                                                                          8
           350 CME Group, Inc.                                                                         64
           430 IntercontinentalExchange, Inc. *                                                        24
         1,410 Moody's Corp.                                                                           25
         1,140 NASDAQ OMX Group, Inc. *                                                                24
         1,400 NYSE Euronext                                                                           24
                                                                                          ---------------
                                                                                                      169
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.1%)
         4,210 Hudson City Bancorp, Inc.                                                               44
           720 MGIC Investment Corp.                                                                    2
         2,490 People's United Financial, Inc.                                                         43
            53 Tree.com, Inc. *                                                                        --
                                                                                          ---------------
                                                                                                       89
                                                                                          ---------------
               Total Financials                                                                     4,595
                                                                                          ---------------

               HEALTH CARE (6.1%)
               ------------------
               BIOTECHNOLOGY (0.9%)
         7,580 Amgen, Inc. *                                                                          371
         2,080 Biogen Idec, Inc. *                                                                     96
         3,090 Celgene Corp. *                                                                        138
           580 Cephalon, Inc. *                                                                        38
         1,970 Genzyme Corp. *                                                                        120
         6,740 Gilead Sciences, Inc. *                                                                302
                                                                                          ---------------
                                                                                                    1,065
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.2%)
         1,400 AmerisourceBergen Corp.                                                                 45
         1,980 Cardinal Health, Inc.                                                                   64
         2,010 McKesson Corp.                                                                          82
           760 Patterson Companies, Inc. *                                                             14
                                                                                          ---------------
                                                                                                      205
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.9%)
         4,460 Baxter International, Inc.                                                             227
         1,650 Becton, Dickinson and Co.                                                              102
        12,100 Boston Scientific Corp. *                                                               85
           600 C.R. Bard, Inc.                                                                         48
         3,400 Covidien Ltd.                                                                          108
         1,340 Hospira, Inc. *                                                                         31
           200 Intuitive Surgical, Inc. *                                                              18
         6,630 Medtronic, Inc.                                                                        196
         2,440 St. Jude Medical, Inc. *                                                                81
         1,770 Stryker Corp.                                                                           60
           900 Varian Medical Systems, Inc. *                                                          28
         1,920 Zimmer Holdings, Inc. *                                                                 67
                                                                                          ---------------
                                                                                                    1,051
                                                                                          ---------------
               HEALTH CARE SERVICES (0.3%)
           750 DaVita, Inc. *                                                                          35
         1,770 Express Scripts, Inc. *                                                                 89
           795 Laboratory Corp. of America Holdings *                                                  44
         3,620 Medco Health Solutions, Inc. *                                                         147
         1,130 Quest Diagnostics, Inc.                                                                 52
                                                                                          ---------------
                                                                                                      367
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.0%)
         1,270 DENTSPLY International, Inc.                                                            29
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   10

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------<
               HEALTH CARE TECHNOLOGY (0.0%)
         1,550 IMS Health, Inc.                                                             $          19
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
         1,469 Life Technologies Corp. *                                                               43
           470 Millipore Corp. *                                                                       26
         1,130 PerkinElmer, Inc.                                                                       14
         3,370 Thermo Fisher Scientific, Inc. *                                                       122
           900 Waters Corp. *                                                                          32
                                                                                          ---------------
                                                                                                      237
                                                                                          ---------------
               MANAGED HEALTH CARE (0.4%)
         3,450 Aetna, Inc.                                                                             82
         2,000 CIGNA Corp.                                                                             32
         1,260 Coventry Health Care, Inc. *                                                            14
         1,430 Humana, Inc. *                                                                          34
         8,800 UnitedHealth Group, Inc.                                                               173
         4,000 WellPoint, Inc. *                                                                      136
                                                                                          ---------------
                                                                                                      471
                                                                                          ---------------
               PHARMACEUTICALS (3.2%)
        11,110 Abbott Laboratories                                                                    526
         2,240 Allergan, Inc.                                                                          87
        14,400 Bristol-Myers Squibb Co.                                                               265
         7,030 Eli Lilly and Co.                                                                      206
         1,730 Forest Laboratories, Inc. *                                                             37
        20,500 Johnson & Johnson                                                                    1,025
         2,130 King Pharmaceuticals, Inc. *                                                            16
        15,370 Merck & Co., Inc.                                                                      372
         2,670 Mylan, Inc. *                                                                           33
        50,030 Pfizer, Inc.                                                                           616
        12,400 Schering-Plough Corp.                                                                  216
           930 Watson Pharmaceuticals, Inc. *                                                          26
         9,470 Wyeth                                                                                  386
                                                                                          ---------------
                                                                                                    3,811
                                                                                          ---------------
               Total Health Care                                                                    7,255
                                                                                          ---------------

               INDUSTRIALS (3.8%)
               ------------------
               AEROSPACE & DEFENSE (1.1%)
         4,770 Boeing Co.                                                                             150
         2,960 General Dynamics Corp.                                                                 130
         1,090 Goodrich Corp.                                                                          36
         5,200 Honeywell International, Inc.                                                          140
           860 L-3 Communications Holdings, Inc.                                                       58
         2,320 Lockheed Martin Corp.                                                                  146
         2,430 Northrop Grumman Corp.                                                                  91
         1,010 Precision Castparts Corp.                                                               56
         2,985 Raytheon Co.                                                                           119
         1,340 Rockwell Collins, Inc.                                                                  42
         6,900 United Technologies Corp.                                                              282
                                                                                          ---------------
                                                                                                    1,250
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.4%)
         1,010 C.H. Robinson Worldwide, Inc.                                                           42
         1,520 Expeditors International of Washington, Inc.                                            42
         2,540 FedEx Corp.                                                                            109
         7,210 United Parcel Service, Inc. "B"                                                        297
                                                                                          ---------------
                                                                                                      490
                                                                                          ---------------
               AIRLINES (0.0%)
         5,810 Southwest Airlines Co.                                                                  34
                                                                                          ---------------
               BUILDING PRODUCTS (0.0%)
         2,030 Masco Corp.                                                                             11
                                                                                          ---------------


================================================================================
11   |  USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------<
               COMMERCIAL PRINTING (0.0%)
         1,370 R.R. Donnelley & Sons Co.                                                    $          11
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.1%)
         1,350 Fluor Corp.                                                                             45
         1,040 Jacobs Engineering Group, Inc. *                                                        35
                                                                                          ---------------
                                                                                                       80
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
         4,385 Caterpillar, Inc.                                                                      108
         1,780 Cummins, Inc.                                                                           37
         3,420 Deere & Co.                                                                             94
         1,120 Manitowoc Co., Inc.                                                                      5
         2,992 PACCAR, Inc.                                                                            75
                                                                                          ---------------
                                                                                                      319
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
         1,130 Cintas Corp.                                                                            23
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
         1,040 Cooper Industries Ltd. "A"                                                              22
         5,560 Emerson Electric Co.                                                                   149
           810 Rockwell Automation, Inc.                                                               16
                                                                                          ---------------
                                                                                                      187
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
         2,336 Republic Services, Inc.                                                                 46
           380 Stericycle, Inc. *                                                                      18
         4,175 Waste Management, Inc.                                                                 113
                                                                                          ---------------
                                                                                                      177
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
           590 Robert Half International, Inc.                                                          9
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.8%)
         5,000 3M Co.                                                                                 227
        73,380 General Electric Co.                                                                   625
         4,050 Tyco International Ltd.                                                                 81
                                                                                          ---------------
                                                                                                      933
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.3%)
         2,045 Danaher Corp.                                                                          104
           880 Dover Corp.                                                                             22
         1,260 Eaton Corp.                                                                             45
           490 Flowserve Corp.                                                                         25
         2,290 Illinois Tool Works, Inc.                                                               64
         2,735 Ingersoll-Rand Co. Ltd. "A"                                                             39
         1,220 ITT Corp.                                                                               45
         1,100 Pall Corp.                                                                              26
         1,170 Parker-Hannifin Corp.                                                                   39
                                                                                          ---------------
                                                                                                      409
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.0%)
           260 Avery Dennison Corp.                                                                     5
         1,760 Pitney Bowes, Inc.                                                                      34
                                                                                          ---------------
                                                                                                       39
                                                                                          ---------------
               RAILROADS (0.4%)
         2,040 Burlington Northern Santa Fe Corp.                                                     120
         3,120 CSX Corp.                                                                               77
         2,670 Norfolk Southern Corp.                                                                  85
         3,850 Union Pacific Corp.                                                                    144
                                                                                          ---------------
                                                                                                      426
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.0%)
           450 Dun & Bradstreet Corp.                                                                  33

===============================================================================
                                                Portfolio of Investments  |   12

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------<
           370 Equifax, Inc.                                                                $           8
                                                                                          ---------------
                                                                                                       41
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
           930 Fastenal Co.                                                                            28
           480 W.W. Grainger, Inc.                                                                     32
                                                                                          ---------------
                                                                                                       60
                                                                                          ---------------
               TRUCKING (0.0%)
           535 Ryder System, Inc.                                                                      12
                                                                                          ---------------
               Total Industrials                                                                    4,511
                                                                                          ---------------

               INFORMATION TECHNOLOGY (6.8%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
         3,810 Adobe Systems, Inc. *                                                                   64
         1,180 Autodesk, Inc. *                                                                        15
         1,240 Citrix Systems, Inc. *                                                                  25
         1,800 Compuware Corp. *                                                                       11
         2,200 Intuit, Inc. *                                                                          50
           640 Salesforce.com, Inc. *                                                                  18
                                                                                          ---------------
                                                                                                      183
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (1.1%)
           780 Ciena Corp. *                                                                            4
        43,365 Cisco Systems, Inc. *                                                                  632
        12,180 Corning, Inc.                                                                          128
           970 Harris Corp.                                                                            36
         1,890 JDS Uniphase Corp. *                                                                     5
         3,980 Juniper Networks, Inc. *                                                                57
        11,860 Motorola, Inc.                                                                          42
        12,280 QUALCOMM, Inc.                                                                         411
         3,370 Tellabs, Inc. *                                                                         13
                                                                                          ---------------
                                                                                                    1,328
                                                                                          ---------------
               COMPUTER HARDWARE (1.8%)
         6,410 Apple, Inc. *                                                                          573
        12,590 Dell, Inc. *                                                                           107
        17,550 Hewlett-Packard Co.                                                                    509
         9,770 International Business Machines Corp.                                                  899
         6,320 Sun Microsystems, Inc. *                                                                30
         1,545 Teradata Corp. *                                                                        24
                                                                                          ---------------
                                                                                                    2,142
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
        16,410 EMC Corp. *                                                                            172
         2,010 NetApp, Inc. *                                                                          27
         1,180 QLogic Corp. *                                                                          11
         1,880 SanDisk Corp. *                                                                         17
                                                                                          ---------------
                                                                                                      227
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
           880 Affiliated Computer Services, Inc. "A" *                                                41
         3,650 Automatic Data Processing, Inc.                                                        125
           870 Computer Sciences Corp. *                                                               30
         1,030 Convergys Corp. *                                                                        7
         1,640 Fidelity National Information Services, Inc.                                            29
           800 Fiserv, Inc. *                                                                          26
         1,550 Iron Mountain, Inc. *                                                                   29
           520 MasterCard, Inc. "A"                                                                    82
         2,330 Paychex, Inc.                                                                           51
         4,935 Western Union Co.                                                                       55
                                                                                          ---------------
                                                                                                      475
                                                                                          ---------------


================================================================================
13   |  USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------<
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
         2,560 Agilent Technologies, Inc. *                                                 $          36
         1,270 Amphenol Corp. "A"                                                                      32
                                                                                          ---------------
                                                                                                       68
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
         1,810 Jabil Circuit, Inc.                                                                      8
         1,210 Molex, Inc.                                                                             14
         2,790 Tyco Electronics Ltd.                                                                   26
                                                                                          ---------------
                                                                                                       48
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
         2,760 Electronic Arts, Inc. *                                                                 45
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.7%)
         1,440 Akamai Technologies, Inc. *                                                             26
         7,840 eBay, Inc. *                                                                            85
         1,730 Google, Inc. "A" *                                                                     585
         1,380 VeriSign, Inc. *                                                                        27
         9,920 Yahoo!, Inc. *                                                                         131
                                                                                          ---------------
                                                                                                      854
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.0%)
         2,120 Cognizant Technology Solutions Corp. "A" *                                              39
                                                                                          ---------------
               OFFICE ELECTRONICS (0.0%)
         7,400 Xerox Corp.                                                                             38
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.1%)
         8,230 Applied Materials, Inc.                                                                 76
         1,450 KLA-Tencor Corp.                                                                        25
         1,780 MEMC Electronic Materials, Inc. *                                                       27
           830 Novellus Systems, Inc. *                                                                10
         1,450 Teradyne, Inc. *                                                                         6
           463 Verigy Ltd. *                                                                            3
                                                                                          ---------------
                                                                                                      147
                                                                                          ---------------
               SEMICONDUCTORS (0.8%)
         5,210 Advanced Micro Devices, Inc. *                                                          11
         1,090 Altera Corp.                                                                            17
         2,500 Analog Devices, Inc.                                                                    47
         3,180 Broadcom Corp. "A" *                                                                    52
        37,320 Intel Corp.                                                                            475
         1,440 Linear Technology Corp.                                                                 31
         5,530 LSI Corp. *                                                                             16
         1,370 Microchip Technology, Inc.                                                              26
         6,550 Micron Technology, Inc. *                                                               21
         1,660 National Semiconductor Corp.                                                            18
         4,425 NVIDIA Corp. *                                                                          37
        10,370 Texas Instruments, Inc.                                                                149
         1,990 Xilinx, Inc.                                                                            35
                                                                                          ---------------
                                                                                                      935
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.3%)
         1,755 BMC Software, Inc. *                                                                    52
         2,830 CA, Inc.                                                                                48
           620 McAfee, Inc. *                                                                          17
        56,505 Microsoft Corp.                                                                        913
         2,910 Novell, Inc. *                                                                           9
        28,117 Oracle Corp. *                                                                         437
         5,960 Symantec Corp. *                                                                        82
                                                                                          ---------------
                                                                                                    1,558
                                                                                          ---------------
               Total Information Technology                                                         8,087
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   14

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------<
               MATERIALS (1.2%)
               ----------------
               ALUMINUM (0.0%)
         3,880 Alcoa, Inc.                                                                  $          24
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.0%)
           810 Vulcan Materials Co.                                                                    34
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.2%)
         3,980 Dow Chemical Co.                                                                        29
         7,210 E.I. du Pont de Nemours & Co.                                                          135
           630 Eastman Chemical Co.                                                                    13
         1,400 PPG Industries, Inc.                                                                    43
                                                                                          ---------------
                                                                                                      220
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
         3,051 Freeport-McMoRan Copper & Gold, Inc.                                                    93
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
           410 CF Industries Holdings, Inc.                                                            26
         3,980 Monsanto Co.                                                                           304
                                                                                          ---------------
                                                                                                      330
                                                                                          ---------------
               FOREST PRODUCTS (0.0%)
         1,805 Weyerhaeuser Co.                                                                        44
                                                                                          ---------------
               GOLD (0.1%)
         3,270 Newmont Mining Corp.                                                                   136
                                                                                          ---------------
               INDUSTRIAL GASES (0.2%)
         1,525 Air Products & Chemicals, Inc.                                                          70
         2,250 Praxair, Inc.                                                                          128
                                                                                          ---------------
                                                                                                      198
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.1%)
           900 Ball Corp.                                                                              36
           660 Owens-Illinois, Inc. *                                                                  10
         1,360 Pactiv Corp. *                                                                          22
                                                                                          ---------------
                                                                                                       68
                                                                                          ---------------
               PAPER PACKAGING (0.0%)
           880 Bemis Co., Inc.                                                                         16
         1,350 Sealed Air Corp.                                                                        15
                                                                                          ---------------
                                                                                                       31
                                                                                          ---------------
               PAPER PRODUCTS (0.0%)
         3,670 International Paper Co.                                                                 21
         1,460 MeadWestvaco Corp.                                                                      13
                                                                                          ---------------
                                                                                                       34
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
         1,530 Ecolab, Inc.                                                                            49
           890 International Flavors & Fragrances, Inc.                                                23
           460 Rohm & Haas Co.                                                                         24
         1,140 Sigma-Aldrich Corp.                                                                     41
                                                                                          ---------------
                                                                                                      137
                                                                                          ---------------
               STEEL (0.1%)
           960 AK Steel Holding Corp.                                                                   6
           750 Allegheny Technologies, Inc.                                                            15
         2,670 Nucor Corp.                                                                             90
           990 United States Steel Corp.                                                               19
                                                                                          ---------------
                                                                                                      130
                                                                                          ---------------
               Total Materials                                                                      1,479
                                                                                          ---------------


================================================================================
15   |  USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------<
               TELECOMMUNICATION SERVICES (1.6%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
        43,580 AT&T, Inc.                                                                   $       1,036
           540 CenturyTel, Inc.                                                                        14
           760 Embarq Corp.                                                                            27
           472 Fairpoint Communications, Inc.                                                           1
         2,280 Frontier Communications Corp.                                                           16
        10,620 Qwest Communications International, Inc.                                                36
        20,995 Verizon Communications, Inc.                                                           599
         1,966 Windstream Corp.                                                                        15
                                                                                          ---------------
                                                                                                    1,744
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
         2,600 American Tower Corp. "A" *                                                              76
        24,510 Sprint Nextel Corp. *                                                                   80
                                                                                          ---------------
                                                                                                      156
                                                                                          ---------------
               Total Telecommunication Services                                                     1,900
                                                                                          ---------------

               UTILITIES (1.8%)
               ----------------
               ELECTRIC UTILITIES (1.0%)
         1,430 Allegheny Energy, Inc.                                                                  34
         3,420 American Electric Power Co., Inc.                                                       96
         9,724 Duke Energy Corp.                                                                      131
         2,350 Edison International                                                                    64
         1,200 Entergy Corp.                                                                           81
         4,965 Exelon Corp.                                                                           235
         2,185 FirstEnergy Corp.                                                                       93
         3,490 FPL Group, Inc.                                                                        158
         1,200 Pepco Holdings, Inc.                                                                    18
           850 Pinnacle West Capital Corp.                                                             22
         3,040 PPL Corp.                                                                               85
         2,010 Progress Energy, Inc.                                                                   71
         5,510 Southern Co.                                                                           167
                                                                                          ---------------
                                                                                                    1,255
                                                                                          ---------------
               GAS UTILITIES (0.1%)
         1,130 EQT Corp.                                                                               35
           390 Nicor, Inc.                                                                             12
           860 Questar Corp.                                                                           25
                                                                                          ---------------
                                                                                                       72
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
         5,760 AES Corp. *                                                                             36
         1,520 Constellation Energy Group, Inc.                                                        30
         4,340 Dynegy, Inc. "A" *                                                                       6
                                                                                          ---------------
                                                                                                       72
                                                                                          ---------------
               MULTI-UTILITIES (0.6%)
         1,820 Ameren Corp.                                                                            43
         2,760 CenterPoint Energy, Inc.                                                                29
         1,960 CMS Energy Corp.                                                                        22
         1,990 Consolidated Edison, Inc.                                                               72
         4,530 Dominion Resources, Inc.                                                               137
         1,400 DTE Energy Co.                                                                          37
           321 Integrys Energy Group, Inc.                                                              8
         2,310 NiSource, Inc.                                                                          20
         2,200 PG&E Corp.                                                                              84
         3,010 Public Service Enterprise Group, Inc.                                                   82
           750 SCANA Corp.                                                                             23
         2,080 Sempra Energy                                                                           86


================================================================================
                                                Portfolio of Investments  |   16

================================================================================

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         1,880 Xcel Energy, Inc.                                                            $          33
                                                                                          ---------------
                                                                                                      676
                                                                                          ---------------
               Total Utilities                                                                      2,075
                                                                                          ---------------
               Total Blue Chip Stocks (cost: $58,739)                                              46,475
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $141,294)                                       $         117,738
                                                                                          ===============


================================================================================
17   |  USAA Growth and Tax Strategy Fund

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the

================================================================================
18   |  USAA Growth and Tax Strategy Fund

================================================================================

basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of February 28, 2009:

                                                                 INVESTMENTS IN
VALUATION INPUTS                                                     SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $46,604,000
Level 2 - Other Significant Observable Inputs                        71,134,000
Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
TOTAL                                                              $117,738,000
--------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do

================================================================================
19   |  USAA Growth and Tax Strategy Fund

================================================================================

not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The fund had no delayed-delivery or when-issued commitments as of February 28, 2009.

D. As of February 28, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2009, were $2,953,000 and $26,509,000, respectively, resulting in net unrealized depreciation of $23,556,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $118,904,000 at February 28, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR            American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
EDA            Economic Development Authority
IDA            Industrial Development Authority/Agency
ISD            Independent School District
MTA            Metropolitan Transportation Authority
PRE            Prerefunded to a date prior to maturity
REIT           Real estate investment trust
USD            Unified School District




CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================
                                       Notes to Portfolio of Investments  |   20

================================================================================

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Assured Guaranty Corp., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Rate represents the money market fund annualized seven-day yield at February 28, 2009.
(d)      Northern Trust Corp. is the parent of Northern Trust Investments,  N.A.
         (NTI), which is the subadviser of the Fund.
*        Non-income-producing security.

================================================================================
21   |  USAA Growth and Tax Strategy Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    04/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/27/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.